Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents (Note 1)	¥ 844,580	¥ 788,909
Short-term investments (Note 2)	71,863	47,914
Trade receivables, net (Note 3)	625,675	608,741
Inventories (Note 4)	528,167	553,773
Prepaid expenses and other current assets (Notes 6, 12 and 17)	321,648	286,605
Total current assets	2,391,933	2,285,942
Noncurrent receivables (Note 18)	29,785	19,276
Investments (Note 2)	65,176	70,358
Property, plant and equipment, net (Notes 5 and 6)	1,269,529	1,278,730
Intangible assets, net (Notes 7 and 8)	177,288	145,075
Other assets (Notes 6, 7, 8, 11 and 12)	526,907	443,329
Total assets	4,460,618	4,242,710
Current liabilities:
Short-term loans and current portion of long-term debt (Note 9)	1,018	1,299
Trade payables (Note 10)	310,214	307,157
Accrued income taxes (Note 12)	57,212	53,196
Accrued expenses (Notes 11 and 18)	345,237	315,536
Other current liabilities (Notes 5, 12 and 17)	207,698	171,119
Total current liabilities	921,379	848,307
Long-term debt, excluding current installments (Note 9)	1,148	1,448
Accrued pension and severance cost (Note 11)	280,928	229,664
Other noncurrent liabilities (Note 7 and 12)	116,405	96,514
Total liabilities	1,319,860	1,175,933
Commitments and contingent liabilities (Note 18)
Canon Inc. stockholders' equity:
Common stock Authorized 3,000,000,000 shares; issued 1,333,763,464 shares in 2014 and 2013	174,762	174,762
Additional paid-in capital	401,563	402,029
Legal reserve (Note 13)	64,599	63,091
Retained earnings (Note 13)	3,320,392	3,212,692
Accumulated other comprehensive income (loss) (Note 14)	28,286	(80,646)
Treasury stock, at cost; 241,931,637 shares in 2014 and 196,764,060 shares in 2013	(1,011,418)	(861,666)
Total Canon Inc. stockholders' equity	2,978,184	2,910,262
Noncontrolling interests	162,574	156,515
Total equity	3,140,758	3,066,777
Total liabilities and equity	¥ 4,460,618	¥ 4,242,710